                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08765
                 ----------------------------------------------

                        Managed High Yield Plus Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                              1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[UBS GLOBAL ASSET MANAGEMENT LOGO OMITTED]




                        MANAGED HIGH YIELD PLUS FUND INC.
                        SEMIANNUAL REPORT
                        NOVEMBER 30, 2003

MANAGED HIGH YIELD PLUS FUND INC.

January 15, 2004

DEAR SHAREHOLDER,
                                                    MANAGED HIGH YIELD PLUS
We present you with the semiannual report           FUND INC.
for Managed High Yield Plus Fund Inc.
for the six months ended November 30, 2003.
                                                    INVESTMENT GOALS:
PERFORMANCE                                         Primarily, high income;
                                                    secondarily, capital
Over the six months ended November 30,              appreciation.
2003, the Fund produced a net asset
value return of 12.32%. In contrast, the            PORTFOLIO MANAGER/ADVISOR:
Lipper High Current Yield Funds (Leveraged)         Marianne Rossi
median returned 13.33% on a net asset               UBS Global Asset Management
value basis. On a market price basis, the Fund's    (US) Inc.
12.17% return outperformed the 9.50%
return of its peer group. (For more on              COMMENCEMENT:
the Fund's performance, including market            June 26, 1998
price returns, please refer to "Performance At
A Glance" on page 6.)
                                                    NYSE SYMBOL:
                                                    HYF
The Fund used leverage throughout the
period--28.8% as of November 30, 2003.*             DIVIDEND PAYMENTS:
Leverage magnifies returns on the upside            Monthly
and on the downside, creating wider
dispersions of returns within the Fund's peer group.

AN INTERVIEW WITH PORTFOLIO MANAGER MARIANNE ROSSI

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in June 2003, the economic picture was uncertain. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its ultimate impact on the economy, if any, was at that point still uncertain. In addition, ongoing concerns about terrorism and turmoil in the Middle East, as well as tepid corporate spending, further undermined the strength of the economy.


*     As a percent of total assets.

--------------------------------------------------------------------------------
                                                                               1

MANAGED HIGH YIELD PLUS FUND INC.

     The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a final third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.

Q.   WHAT OTHER FACTORS AFFECTED THE ECONOMY?

A. Consumer spending played a key role in propping up the economy during the reporting period. Lower interest rates, which produced a surge in mortgage refinancing, coupled with the Bush Administration's tax cut package, appeared to spur consumers, who now had more disposable income to spend.

     Conversely, for much of the period, business spending remained relatively subdued, as many corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. Toward the end of the period, business spending appeared to be slowly improving, although not to the point that it could result in a meaningful increase in new jobs.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. At the time, the Fed held the position that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

     Since then, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its October 28, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."



--------------------------------------------------------------------------------
2

MANAGED HIGH YIELD PLUS FUND INC.

Q.   HOW DID HIGH YIELD BONDS PERFORM DURING THE REPORTING PERIOD?

A. The high yield market generated strong results over the period, rising five of the six months covered by this report. In addition, 36 of the 37 industry sectors contained in the Merrill Lynch High Yield Master Index posted positive returns.

     The overall high yield market was buoyed by fundamental and technical improvements, including a declining default rate, an increasing number of credit upgrades versus downgrades, and companies reporting operating results in line with, or better than, expectations. Aside from a five-week period in the summer of 2003, investor cash flows into high yield mutual funds were generally very strong, as the low interest rate environment caused investors to become less risk averse as they searched for higher yields.

     Over the reporting period, lower-rated, more speculative bonds generated the best results, with the CCC-rated sector returning 15.8%, compared to returns of 8.6% and 6.9%, respectively, for the B-rated and BB-rated sectors (as measured by the Merrill Lynch High Yield Master Index).

Q.   WHAT STRATEGIES ENHANCED THE FUND'S PERFORMANCE DURING THE REPORTING
     PERIOD?

A. Our holdings in the CCC-rated sector boosted returns during the period. In terms of specific sectors, the Fund benefited from its overweight in some of the areas that produced some of the strongest results, such as telecommunications and cable. Our exposure to aerospace/defense and automobile parts also enhanced results.

Q.   WHAT STRATEGIES DID NOT MEET YOUR EXPECTATIONS?

A. Our underweightings to the air transportation and utilities sectors had a negative impact on performance during the period, because the Fund didn't fully benefit from the returns seen by these areas.

Q.   WERE THERE ANY ADJUSTMENTS TO THE FUND'S SECTOR ALLOCATION DURING THE
     PERIOD?

A. We raised the Fund's exposure to the telecommunications/wireless sector, due to a positive operating environment, companies' ability to access the capital markets, and attractive valuations. In recent months, we also increased our exposure to chemicals, especially specialty chemicals, because of solid operating performance and very attractive valuations. Conversely, we recently captured some profits when we reduced the Fund's holdings in the broadcasting and building materials sectors.


--------------------------------------------------------------------------------
                                                                               3

MANAGED HIGH YIELD PLUS FUND INC.

Q.   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE HIGH YIELD MARKET?

A. The third quarter 2003 final GDP figure of 8.2% caught many market participants by surprise. However, it appears to confirm that the economy is well on its way to a solid recovery. This is a positive for companies that issue high yield bonds, as it is easier to improve business prospects and meet debt obligations in this type of environment. Having said that, we will continue to closely monitor the employment picture, which could play a key role in terms of a truly sustained economic recovery.

     Given the high yield market's outstanding year-to-date performance, we expect periods of short-term volatility. However, at current levels, we believe the US high yield market remains attractive for long-term investors. This view is based on our outlook for economic improvements, expectations for lower default rates, and improving credit fundamentals.

Q.   HOW DO YOU FORESEE POSITIONING THE FUND GIVEN YOUR OUTLOOK?

A. We continue to believe that security selection will be the driving force in terms of the Fund's performance. Given our outlook for the economy and the high yield market, we are comfortable with the Fund's positioning. As always, we will be diligent with regard to credit research and proactively make adjustments to the portfolio as we believe is appropriate.


--------------------------------------------------------------------------------
4

MANAGED HIGH YIELD PLUS FUND INC.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.


Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
Managed High Yield Plus Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.



/s/ Marianne Rossi

Marianne Rossi
Portfolio Manager
Managed High Yield Plus Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.






* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 11/30/03

                                                                                         SINCE
                                              6 MONTHS       1 YEAR       5 YEARS      INCEPTION*
-------------------------------------------------------------------------------------------------
Net Asset Value Returns**
-------------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.              12.32%         31.58%       -4.44%        -5.87%
-------------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  Median***                                    13.33          34.75         2.19          0.72
-------------------------------------------------------------------------------------------------
Market Price Returns**
-------------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.              12.17%         37.47%       -3.52%        -5.17%
-------------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  Median***                                     9.50          39.54         2.51          2.24
-------------------------------------------------------------------------------------------------

SHARE PRICE AND DIVIDEND

                            11/30/03      5/31/03       11/30/02
-----------------------------------------------------------------
Net Asset Value              $5.03        $4.75         $4.33
-----------------------------------------------------------------
Market Price                 $5.33        $5.04         $4.37
-----------------------------------------------------------------
12-Month Dividend            $0.5900      $0.6625       $0.8100
-----------------------------------------------------------------
Dividend at Period-End       $0.0500      $0.0475       $0.0500
-----------------------------------------------------------------

* Since inception returns for the Fund are calculated from the date of the Fund's inception on June 26, 1998. Inception returns for the Lipper High Current Yield Funds (Leveraged) Median are calculated from the month-end closest to the Fund's inception: June 30, 1998.

** Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares, when sold, may be worth more or less than their original cost. NAV and market price returns for periods of one year or less are cumulative. NAV returns assume, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Returns do not reflect any commissions and are not representative of the performance of an individual investment. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Generally, total investment return based on net asset value will be higher than total investment return based on market price in periods where there is an increase in the discount or a decrease in the premium of the market price to the net asset value from the begining to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the begining to the end of such periods.

*** Lipper peer group data calculated by Lipper, Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
6

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS*         11/30/03                                 5/31/03                            11/30/02
----------------------------------------------------------------------------------------------------------------
Net Assets (mm)            $212.2                                 $  198.2                           $  178.1
----------------------------------------------------------------------------------------------------------------
Weighted Average
  Maturity               6.3 yrs.                                 6.5 yrs.                           6.1 yrs.
----------------------------------------------------------------------------------------------------------------
Leverage**                   28.8%                                    27.8%                              29.9%
----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY*          11/30/03                                  5/31/03                           11/30/02
----------------------------------------------------------------------------------------------------------------
Cash                          0.7%                                     0.7%                               0.1%
----------------------------------------------------------------------------------------------------------------
BB/Ba & Higher                6.3                                      7.5                                6.5
----------------------------------------------------------------------------------------------------------------
B/B                          66.4                                     70.1                               74.8
----------------------------------------------------------------------------------------------------------------
CCC/Caa & Lower              24.3                                     20.3                               16.9
----------------------------------------------------------------------------------------------------------------
Equity/Preferred              2.3                                      1.4                                1.7
----------------------------------------------------------------------------------------------------------------
TOTAL                       100.0%                                   100.0%                             100.0%
----------------------------------------------------------------------------------------------------------------

TOP 10 HOLDINGS***       11/30/03                                  5/31/03                           11/30/02
----------------------------------------------------------------------------------------------------------------
Allied Waste North                    PTC International
  America                     2.3%    Finance                          2.5%   Four M                      2.9%
----------------------------------------------------------------------------------------------------------------
                                      Allied Waste North                      PTC International
Ainsworth Lumber              2.2      America                         2.4     Finance                    2.7
----------------------------------------------------------------------------------------------------------------
                                                                              Allied Waste North
Luigino's                     1.9     Ainsworth Lumber                 2.2     America                    2.6
----------------------------------------------------------------------------------------------------------------
Nexstar Finance               1.9     Four M                           2.2    Triad Hospitals             2.5
----------------------------------------------------------------------------------------------------------------
Mediacom Broadband            1.8     Luigino's                        2.1    Alliance Gaming             2.4
----------------------------------------------------------------------------------------------------------------
Nextel Partners               1.8     Alliance Gaming                  2.0    Levi Strauss & Co.          2.3
----------------------------------------------------------------------------------------------------------------
Four M                        1.8     Nexstar Finance                  2.0    Ainsworth Lumber            2.3
----------------------------------------------------------------------------------------------------------------
B&G Foods                     1.8     B&G Foods                        1.9    Luigino's                   2.3
----------------------------------------------------------------------------------------------------------------
                                                                              American Restaurant
Giant Industries              1.8     Nextel Partners                  1.9     Group                      2.2
----------------------------------------------------------------------------------------------------------------
Alderwoods Group              1.7     Insight Midwest                  1.9    Nexstar Finance             2.2
----------------------------------------------------------------------------------------------------------------
TOTAL                        19.0%                                    21.1%                              24.4%
----------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS***      11/30/03                                  5/31/03                           11/30/02
----------------------------------------------------------------------------------------------------------------
Wireless
  Telecommunications         12.0%    Gaming                          13.7%   Gaming                     16.1%
----------------------------------------------------------------------------------------------------------------
                                      Wireless                                Wireless
Chemicals                    11.0      Telecommunications             12.6     Telecommunications        11.7
----------------------------------------------------------------------------------------------------------------
Gaming                        9.2     Chemicals                        9.4    Cable                      10.1
----------------------------------------------------------------------------------------------------------------
Publishing                    8.7     Cable                            8.4    Publishing                  8.1
----------------------------------------------------------------------------------------------------------------
Cable                         7.8     Paper & Forest Products          7.1    Chemicals                   7.6
----------------------------------------------------------------------------------------------------------------
TOTAL                        48.7%                                    51.2%                              53.6%
----------------------------------------------------------------------------------------------------------------

   * Weightings represent percentages of portfolio assets as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's Ratings Group and Moody's Investors Services, Inc. Both are independent ratings agencies.

   **    As a percent of total assets.

   *** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        MATURITY      INTEREST
   (000)                                                          DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
Corporate Bonds - 133.65%
-------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.46%
  $ 1,600  BE Aerospace, Inc., Series B                        05/01/11      8.875%       $1,460,000
-------------------------------------------------------------------------------------------------------
    1,275  Gencorp, Inc. **                                    08/15/13      9.500         1,300,500
-------------------------------------------------------------------------------------------------------
    2,250  Sequa Corp.                                         08/01/09      9.000         2,452,500
-------------------------------------------------------------------------------------------------------
                                                                                           5,213,000
-------------------------------------------------------------------------------------------------------
Agriculture - 2.01%
    1,000  Hines Nurseries, Inc. **                            10/01/11     10.250         1,082,500
-------------------------------------------------------------------------------------------------------
    1,000  IMC Global, Inc. **                                 08/01/13     10.875         1,055,000
-------------------------------------------------------------------------------------------------------
    2,000  IMC Global, Inc.                                    06/01/11     11.250         2,120,000
-------------------------------------------------------------------------------------------------------
                                                                                           4,257,500
-------------------------------------------------------------------------------------------------------
Airline - 1.14%
    2,750  American Airline                                    04/01/11      8.608         2,424,744
-------------------------------------------------------------------------------------------------------
Apparel/Textiles - 3.57%
    1,250  Interface, Inc.                                     02/01/10     10.375         1,304,688
-------------------------------------------------------------------------------------------------------
    3,300  Levi Strauss & Co.                                  12/15/12     12.250         2,384,250
-------------------------------------------------------------------------------------------------------
    1,250  Perry Ellis International, Inc.                     03/15/09      9.500         1,328,125
-------------------------------------------------------------------------------------------------------
    2,000  Tropical Sportswear International Corp., Series A   06/15/08     11.000         1,700,000
-------------------------------------------------------------------------------------------------------
      764  William Carter Co., Series B                        08/15/11     10.875           871,915
-------------------------------------------------------------------------------------------------------
                                                                                           7,588,978
-------------------------------------------------------------------------------------------------------
Auto Manufacturing/Suppliers - 2.11%
    1,250  Collins & Aikman Products Co.                       12/31/11     10.750         1,125,000
-------------------------------------------------------------------------------------------------------
    2,105  Delco Remy International, Inc.                      08/01/06     10.625         2,089,213
-------------------------------------------------------------------------------------------------------
    1,375  Dura Operating Corp., Series D                      05/01/09      9.000         1,271,875
-------------------------------------------------------------------------------------------------------
                                                                                           4,486,088
-------------------------------------------------------------------------------------------------------
Automotive Parts - 2.96%
    2,000  Accuride Corp.                                      02/01/08      9.250         2,030,000
-------------------------------------------------------------------------------------------------------
    1,500  Advanced Accesory Systems                           06/15/11     10.750         1,620,000
-------------------------------------------------------------------------------------------------------
    2,500  Tenneco Automotive, Inc.                            10/15/09     11.625         2,637,500
-------------------------------------------------------------------------------------------------------
                                                                                           6,287,500
-------------------------------------------------------------------------------------------------------
Broadband - 0.96%
    4,750  GT Group Telecom, Inc. #(b)                         02/01/10     13.250(d)            475
-------------------------------------------------------------------------------------------------------
    2,000  Level 3 Communications, Inc.                        03/15/08     11.000         1,940,000
-------------------------------------------------------------------------------------------------------
    2,000  World Access, Inc. (b)                              01/15/08     13.250            90,000
-------------------------------------------------------------------------------------------------------
                                                                                           2,030,475
-------------------------------------------------------------------------------------------------------
Broadcast - 4.95%
    1,000  Granite Broadcasting Corp.                          05/15/08      8.875           950,000
-------------------------------------------------------------------------------------------------------
    3,600  Nexstar Finance LLC, Inc.                           04/01/08     12.000         4,023,000
-------------------------------------------------------------------------------------------------------
    2,000  Nextmedia Operating, Inc.                           07/01/11     10.750         2,260,000
-------------------------------------------------------------------------------------------------------
    1,700  Paxson Communications Corp.                         07/15/08     10.750         1,836,000
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                            MATURITY      INTEREST
   (000)                                              DATES        RATES          VALUE
---------------------------------------------------------------------------------------------
Corporate Bonds - (continued)
---------------------------------------------------------------------------------------------
Broadcast - (concluded)
  $ 1,358  Young Broadcasting, Inc.                03/01/11     10.000%       $1,429,295
---------------------------------------------------------------------------------------------
                                                                              10,498,295
---------------------------------------------------------------------------------------------
Building Products - 2.87%
    2,000  Atrium Cos., Inc., Series B             05/01/09     10.500         2,122,500
---------------------------------------------------------------------------------------------
    1,475  Dayton Superior Corp.                   06/15/09     13.000         1,216,875
---------------------------------------------------------------------------------------------
    2,500  Nortek Holdings, Inc., Series B         06/15/11      9.875         2,750,000
---------------------------------------------------------------------------------------------
                                                                               6,089,375
---------------------------------------------------------------------------------------------
Cable - 6.29%
    1,905  Adelphia Communications Corp. (b)       10/01/10     10.875         1,581,150
---------------------------------------------------------------------------------------------
    1,750  Block Communications, Inc.              04/15/09      9.250         1,859,375
---------------------------------------------------------------------------------------------
    3,000  Charter Communications Holdings         05/15/11     10.000         2,400,000
---------------------------------------------------------------------------------------------
    3,295  Insight Midwest/Insight Capital         11/01/10     10.500         3,591,550
---------------------------------------------------------------------------------------------
    3,650  Mediacom Broadband LLC                  07/15/13     11.000         3,914,625
---------------------------------------------------------------------------------------------
                                                                              13,346,700
---------------------------------------------------------------------------------------------
Chemicals - 11.03%
    2,000  Acetex Corp.                            08/01/09     10.875         2,220,000
---------------------------------------------------------------------------------------------
    2,500  Avecia Group PLC                        07/01/09     11.000         2,125,000
---------------------------------------------------------------------------------------------
    3,000  Equistar Chemicals LP                   09/01/08     10.125         3,180,000
---------------------------------------------------------------------------------------------
    2,200  Geo Specialty Chemicals, Inc.           08/01/08     10.125           660,000
---------------------------------------------------------------------------------------------
    2,695  Huntsman ICI Chemicals LLC              07/01/09     10.125         2,688,262
---------------------------------------------------------------------------------------------
    1,350  Lyondell Chemical Co., Series B         05/01/07      9.875         1,390,500
---------------------------------------------------------------------------------------------
      750  Millennium America, Inc.                06/15/08      9.250           804,375
---------------------------------------------------------------------------------------------
    2,000  Omnova Solutions, Inc. **               06/01/10     11.250         2,140,000
---------------------------------------------------------------------------------------------
    3,000  Rhodia SA **                            06/01/11      8.875         2,655,000
---------------------------------------------------------------------------------------------
    2,000  Rockwood Specialties Group, Inc. **     05/15/11     10.625         2,180,000
---------------------------------------------------------------------------------------------
    1,250  Terra Capital, Inc.                     06/01/10     11.500         1,287,500
---------------------------------------------------------------------------------------------
    1,785  Terra Capital, Inc.                     10/15/08     12.875         2,070,600
---------------------------------------------------------------------------------------------
                                                                              23,401,237
---------------------------------------------------------------------------------------------
CLEC (Competitive Local Exchange Carrier) - 0.95%
    8,250  Adelphia Business Solutions, Inc. (b)   11/01/07     12.000            20,625
---------------------------------------------------------------------------------------------
    2,000  Colt Telecom Group PLC                  12/15/06     12.000(d)      2,000,000
---------------------------------------------------------------------------------------------
                                                                               2,020,625
---------------------------------------------------------------------------------------------
Commercial Services - 0.54%
    1,000  The Brickman Group Ltd.                 12/15/09     11.750         1,150,000
---------------------------------------------------------------------------------------------
Computer - 0.77%
    1,500  Cooperative Computing, Inc. **          06/15/11     10.500         1,627,500
---------------------------------------------------------------------------------------------
Consumer Products - 4.59%
    1,250  Doane Pet Care Co.                      05/15/07      9.750         1,062,500
---------------------------------------------------------------------------------------------
    1,750  Fedders North America, Inc.             08/15/07      9.375         1,756,562
---------------------------------------------------------------------------------------------
    1,500  Jafra Cosmetics                         05/15/11     10.750         1,605,000
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                 MATURITY      INTEREST
   (000)                                                   DATES        RATES          VALUE
--------------------------------------------------------------------------------------------------
Corporate Bonds - (continued)
--------------------------------------------------------------------------------------------------
Consumer Products - (concluded)
  $ 2,725  Samsonite Corp.                              06/15/08     10.750%       $2,827,187
--------------------------------------------------------------------------------------------------
    1,125  Windmere Durable Holdings, Inc.              07/31/08     10.000         1,116,563
--------------------------------------------------------------------------------------------------
    1,750  Winsloew Furniture, Inc., Series B           08/15/07     12.750         1,365,000
--------------------------------------------------------------------------------------------------
                                                                                    9,732,812
--------------------------------------------------------------------------------------------------
Containers & Packaging - 6.03%
    1,000  Anchor Glass Container Corp.                 02/15/13     11.000         1,150,000
--------------------------------------------------------------------------------------------------
    1,000  Berry Plastics Corp. **                      07/15/12     10.750         1,138,750
--------------------------------------------------------------------------------------------------
    3,000  Crown Euro Holdings SA                       03/01/13     10.875         3,465,000
--------------------------------------------------------------------------------------------------
    4,200  Four M Corp., Series B                       06/01/06     12.000         3,864,000
--------------------------------------------------------------------------------------------------
    1,000  Pliant Corp.                                 09/01/09     11.125         1,040,000
--------------------------------------------------------------------------------------------------
    2,000  Tekni-Plex, Inc.                             06/15/10     12.750         2,132,500
--------------------------------------------------------------------------------------------------
                                                                                   12,790,250
--------------------------------------------------------------------------------------------------
Electric Utilities - 1.07%
    2,250  Reliant Resources, Inc. **                   07/15/10      9.250         2,272,500
--------------------------------------------------------------------------------------------------
Energy - 0.00%
   11,488  Orion Refining Corp. #(b)(c)**               11/15/04     10.000(d)          1,149
--------------------------------------------------------------------------------------------------
Environmental Services - 2.29%
    4,500  Allied Waste North America, Inc., Series B   08/01/09     10.000         4,860,000
--------------------------------------------------------------------------------------------------
Finance - Other - 0.00%
    5,550  Superior National Capital Trust #(b)(c)      12/01/17     10.750(d)              0
--------------------------------------------------------------------------------------------------
Food Processors/Beverage/Bottling - 5.42%
    3,750  B & G Foods, Inc., Series D                  08/01/07      9.625         3,862,500
--------------------------------------------------------------------------------------------------
    2,500  Land O Lakes, Inc.                           11/15/11      8.750         2,300,000
--------------------------------------------------------------------------------------------------
    4,000  Luigino's, Inc.                              02/01/06     10.000         4,100,000
--------------------------------------------------------------------------------------------------
    1,400  National Wine & Spirits, Inc.                01/15/09     10.125         1,246,000
--------------------------------------------------------------------------------------------------
                                                                                   11,508,500
--------------------------------------------------------------------------------------------------
Gaming - 9.22%
    1,500  Ameristar Casinos, Inc.                      02/15/09     10.750         1,717,500
--------------------------------------------------------------------------------------------------
    2,000  Herbst Gaming, Inc., Series B                09/01/08     10.750         2,240,000
--------------------------------------------------------------------------------------------------
    2,000  Inn Of The Mountain Gods **                  11/15/10     12.000         2,120,000
--------------------------------------------------------------------------------------------------
    2,525  Jacobs Entertainment Co.                     02/01/09     11.875         2,771,187
--------------------------------------------------------------------------------------------------
    2,150  Majestic Star Casino LLC **                  10/15/10      9.500         2,176,875
--------------------------------------------------------------------------------------------------
    1,590  Penn National Gaming, Inc., Series B         03/01/08     11.125         1,788,750
--------------------------------------------------------------------------------------------------
    2,000  Venetian Casino Resort LLC                   06/15/10     11.000         2,315,000
--------------------------------------------------------------------------------------------------
    2,000  Wheeling Island Gaming, Inc.                 12/15/09     10.125         2,100,000
--------------------------------------------------------------------------------------------------
    2,000  Wynn Las Vegas LLC                           11/01/10     12.000         2,330,000
--------------------------------------------------------------------------------------------------
                                                                                   19,559,312
--------------------------------------------------------------------------------------------------
Healthcare Facilities/Supplies - 1.09%
    2,250  Extendicare Health Services, Inc.            12/15/07      9.350         2,323,125
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                           MATURITY      INTEREST
   (000)                                             DATES        RATES          VALUE
--------------------------------------------------------------------------------------------
Corporate Bonds - (continued)
--------------------------------------------------------------------------------------------
Industrial - Other - 1.83%
  $ 2,200  Better Minerals & Aggregates Co.       09/15/09     13.000%       $1,353,000
--------------------------------------------------------------------------------------------
    2,500  Blount, Inc.                           08/01/09     13.000         2,537,500
--------------------------------------------------------------------------------------------
                                                                              3,890,500
--------------------------------------------------------------------------------------------
Leisure - 1.80%
    1,750  Bally Total Fitness Holding Corp. **   07/15/11     10.500         1,745,625
--------------------------------------------------------------------------------------------
    1,000  Imax Corp. **                          12/01/10      9.625         1,035,000
--------------------------------------------------------------------------------------------
    1,000  Six Flags, Inc.                        06/15/07      9.750         1,035,000
--------------------------------------------------------------------------------------------
                                                                              3,815,625
--------------------------------------------------------------------------------------------
Lodging - 1.74%
    1,250  Felcore Lodging LP                     09/15/08     10.000(d)      1,334,375
--------------------------------------------------------------------------------------------
    2,250  Meristar Hospitality Corp.             01/15/11      9.125         2,356,875
--------------------------------------------------------------------------------------------
                                                                              3,691,250
--------------------------------------------------------------------------------------------
Marine - 0.57%
      675  Hornbeck Offshore Services, Inc.       08/01/08     10.625           740,813
--------------------------------------------------------------------------------------------
      750  Trico Marine Services, Inc.            05/15/12      8.875           461,250
--------------------------------------------------------------------------------------------
                                                                              1,202,063
--------------------------------------------------------------------------------------------
Medical Products - 1.22%
    1,000  Alliance Imaging                       04/15/11     10.375         1,037,500
--------------------------------------------------------------------------------------------
    1,500  Universal Hospital Services **         11/01/11     10.125         1,552,500
--------------------------------------------------------------------------------------------
                                                                              2,590,000
--------------------------------------------------------------------------------------------
Medical Providers - 1.82%
    1,500  Prime Medical Services, Inc.           04/01/08      8.750         1,440,000
--------------------------------------------------------------------------------------------
    2,235  Team Health, Inc., Series B            03/15/09     12.000         2,419,388
--------------------------------------------------------------------------------------------
                                                                              3,859,388
--------------------------------------------------------------------------------------------
Metals - 1.17%
    1,400  AK Steel Corp.                         06/15/12      7.750           945,000
--------------------------------------------------------------------------------------------
    1,450  FastenTech, Inc. **                    05/01/11     11.500         1,544,250
--------------------------------------------------------------------------------------------
                                                                              2,489,250
--------------------------------------------------------------------------------------------
Miscellaneous - 1.11%
    2,250  Telex Communications, Inc. **          10/15/08     11.500         2,348,437
--------------------------------------------------------------------------------------------
Oil Equipment - 1.00%
    1,973  Key Energy Services, Inc., Series B    01/15/09     14.000         2,130,840
--------------------------------------------------------------------------------------------
Oil & Gas - 1.81%
    2,675  Belden & Blake Corp., Series B         06/15/07      9.875         2,527,875
--------------------------------------------------------------------------------------------
    1,250  Parker Drilling Co., Series B          11/15/09     10.125         1,306,250
--------------------------------------------------------------------------------------------
                                                                              3,834,125
--------------------------------------------------------------------------------------------
Oil Refining - 2.98%
    3,500  Giant Industries, Inc.                 05/15/12     11.000         3,727,500
--------------------------------------------------------------------------------------------
    2,500  Tesoro Petroleum Corp., Series B       11/01/08      9.625         2,606,250
--------------------------------------------------------------------------------------------
                                                                              6,333,750
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                MATURITY    INTEREST
   (000)                                                  DATES       RATES        VALUE
--------------------------------------------------------------------------------------------
Corporate Bonds - (continued)
--------------------------------------------------------------------------------------------
Paper & Forest Products - 6.31%
  $ 3,150  Ainsworth Lumber Ltd.                       07/15/07   12.500%      $3,654,000
--------------------------------------------------------------------------------------------
      875  Ainsworth Lumber Ltd.                       07/15/07   13.875        1,006,250
--------------------------------------------------------------------------------------------
    2,050  Bear Island Paper Co. LLC, Series B         12/01/07   10.000        1,773,250
--------------------------------------------------------------------------------------------
    1,250  Georgia-Pacific Corp.                       02/01/13    9.375        1,434,375
--------------------------------------------------------------------------------------------
    1,500  Georgia-Pacific Corp.                       12/01/11    9.500        1,710,000
--------------------------------------------------------------------------------------------
    1,650  Potlatch Corp.                              07/15/11   10.000        1,831,500
--------------------------------------------------------------------------------------------
    2,000  Tembec Industries, Inc.                     06/30/09    8.625        1,985,000
--------------------------------------------------------------------------------------------
                                                                               13,394,375
--------------------------------------------------------------------------------------------
Publishing - 8.67%
    1,750  Advanstar Communications, Inc. **           08/15/10   10.750        1,850,625
--------------------------------------------------------------------------------------------
    1,000  American Color Graphics **                  06/15/10   10.000        1,015,000
--------------------------------------------------------------------------------------------
    2,000  Hollinger, Inc. **                          03/01/11   11.875        2,190,000
--------------------------------------------------------------------------------------------
    1,900  Mail-Well I Corp., Series B                 12/15/08    8.750        1,881,000
--------------------------------------------------------------------------------------------
    6,000  Premier Graphics, Inc. #(b)(c)              12/01/05   11.500                0
--------------------------------------------------------------------------------------------
    2,250  Sheridan Acquisition Corp. **               08/15/11   10.250        2,373,750
--------------------------------------------------------------------------------------------
    2,500  TransWestern Publishing Co., Series F       11/15/07    9.625        2,581,250
--------------------------------------------------------------------------------------------
    2,250  Vertis, Inc.                                06/15/09   10.875        2,306,250
--------------------------------------------------------------------------------------------
    1,250  Von Hoffman Corp.                           03/15/09   10.250        1,315,625
--------------------------------------------------------------------------------------------
    3,000  WRC Media, Inc.                             11/15/09   12.750        2,895,000
--------------------------------------------------------------------------------------------
                                                                               18,408,500
--------------------------------------------------------------------------------------------
Restaurants - 2.74%
    4,002  American Restaurant Group, Inc., Series D   11/01/06   11.500        2,321,160
--------------------------------------------------------------------------------------------
    2,000  Buffets, Inc.                               07/15/10   11.250        2,147,500
--------------------------------------------------------------------------------------------
    1,735  Sbarro, Inc.                                09/15/09   11.000        1,344,625
--------------------------------------------------------------------------------------------
                                                                                5,813,285
--------------------------------------------------------------------------------------------
Retail - 2.03%
    1,500  Mothers Work, Inc.                          08/01/10   11.250        1,665,000
--------------------------------------------------------------------------------------------
    2,250  PETCO Animal Supplies, Inc.                 11/01/11   10.750        2,655,000
--------------------------------------------------------------------------------------------
                                                                                4,320,000
--------------------------------------------------------------------------------------------
Satellite - 1.67%
    1,500  EchoStar DBS Corp.                          10/01/07   10.375        1,642,500
--------------------------------------------------------------------------------------------
    1,700  XM Satellite Radio, Inc.                    06/15/10   12.000        1,895,500
--------------------------------------------------------------------------------------------
                                                                                3,538,000
--------------------------------------------------------------------------------------------
Semiconductor Equipment & Products - 0.55%
      975  AMI Semiconductor, Inc.                     02/01/13   10.750        1,160,250
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                   MATURITY    INTEREST
   (000)                                                     DATES       RATES         VALUE
-------------------------------------------------------------------------------------------------
Corporate Bonds - (concluded)
-------------------------------------------------------------------------------------------------
Service - 3.84%
  $ 3,250  Alderwoods Group, Inc.                         01/02/09   12.250%      $ 3,640,000
-------------------------------------------------------------------------------------------------
    6,995  American Eco Corp., Series B #(b)              05/15/08    9.625               699
-------------------------------------------------------------------------------------------------
    1,600  Interep National Radio Sales, Inc., Series B   07/01/08   10.000         1,422,000
-------------------------------------------------------------------------------------------------
    2,000  Monitronics International, Inc. **             09/01/10   11.750         2,045,000
-------------------------------------------------------------------------------------------------
    1,000  NationsRent, Inc. **                           10/15/10    9.500         1,045,000
-------------------------------------------------------------------------------------------------
                                                                                    8,152,699
-------------------------------------------------------------------------------------------------
Technology - 3.17%
    2,000  ChipPAC International Co. Ltd., Series B       08/01/09   12.750         2,220,000
-------------------------------------------------------------------------------------------------
    2,000  IPC Acquisition Corp.                          12/15/09   11.500         2,180,000
-------------------------------------------------------------------------------------------------
    2,000  Sanmina-SCI Corp.                              01/15/10   10.375         2,330,000
-------------------------------------------------------------------------------------------------
                                                                                    6,730,000
-------------------------------------------------------------------------------------------------
Telecommunications - 1.06%
    1,905  Qwest Services Corp. **                        12/15/10   13.500         2,240,756
-------------------------------------------------------------------------------------------------
Utility - Electricity, Gas & Other - 2.92%
    2,000  AES Corp. **                                   05/15/15    9.000         2,177,500
-------------------------------------------------------------------------------------------------
      241  AES Corp.                                      06/01/09    9.500           258,774
-------------------------------------------------------------------------------------------------
    2,275  Calpine Canada Energy Finance                  05/01/08    8.500         1,683,500
-------------------------------------------------------------------------------------------------
    2,250  Calpine Corp. **                               07/15/13    8.750         2,075,625
-------------------------------------------------------------------------------------------------
                                                                                    6,195,399
-------------------------------------------------------------------------------------------------
Wireless Telecommunications - 11.32%
    1,750  ACC Escrow Corp. **                            08/01/11   10.000         1,916,250
-------------------------------------------------------------------------------------------------
    3,087  Alamosa Delaware, Inc.                         07/31/10   11.000         3,195,045
-------------------------------------------------------------------------------------------------
    1,000  Centennial Communications Corp.                06/15/13   10.125         1,055,000
-------------------------------------------------------------------------------------------------
    1,500  Centennial Communications Corp.                12/15/08   10.750         1,537,500
-------------------------------------------------------------------------------------------------
    1,175  Crown Castle International Corp.               08/01/11    9.375         1,292,500
-------------------------------------------------------------------------------------------------
    1,600  Crown Castle International Corp.               08/01/11   10.750         1,792,000
-------------------------------------------------------------------------------------------------
    2,000  Dobson Communications Corp.                    07/01/10   10.875         2,200,000
-------------------------------------------------------------------------------------------------
      890  Nextel Communications, Inc.                    02/01/11    9.500         1,016,825
-------------------------------------------------------------------------------------------------
    2,500  Nextel Partners, Inc.                          03/15/10   11.000         2,750,000
-------------------------------------------------------------------------------------------------
    1,000  Nextel Partners, Inc.                          11/15/09   12.500         1,155,000
-------------------------------------------------------------------------------------------------
    2,500  PTC International Finance II SA                12/01/09   11.250         2,737,500
-------------------------------------------------------------------------------------------------
    1,250  SBA Communications Corp.                       02/01/09   10.250         1,146,875
-------------------------------------------------------------------------------------------------
    2,250  Triton PCS, Inc.                               02/01/11    9.375         2,238,750
-------------------------------------------------------------------------------------------------
                                                                                   24,033,245
-------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost-$313,875,933)                                         283,641,402
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
Common Stocks (a) - 0.72%
--------------------------------------------------------------------------------
CLEC (Competitive Local Exchange Carrier) - 0.01%
    3,100 XO Communications, Inc.                                        $15,407
--------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.08%
  172,051 RCN Corp.                                                      175,492
--------------------------------------------------------------------------------
   48,600 Viatel, Inc. #(c)                                                    0
--------------------------------------------------------------------------------
                                                                         175,492
--------------------------------------------------------------------------------
Energy - 0.00%
    1,253 Orion Refining Corp. #(c)                                            0
--------------------------------------------------------------------------------
Industrial Conglomerates - 0.28%
   23,745 Metal Management, Inc.                                         590,063
--------------------------------------------------------------------------------
Miscellaneous - 0.00%
    5,456 NCI Holdings, Inc.                                               1,364
--------------------------------------------------------------------------------
Restaurants - 0.00%
      129 American Restaurant Group, Inc. #(c)                                 0
--------------------------------------------------------------------------------
Service - 0.00%
   98,094 PNV, Inc. #                                                         30
--------------------------------------------------------------------------------
Specialty Retail - 0.00%
   44,600 Samuels Jewelers, Inc. #(c)                                        401
--------------------------------------------------------------------------------
Transportation Services - 0.35%
   56,020 Laidlaw International, Inc.                                    745,066
--------------------------------------------------------------------------------
Total Common Stocks (cost-$12,534,212)                                 1,527,823
--------------------------------------------------------------------------------
Preferred Stocks - 2.25%
--------------------------------------------------------------------------------
Cable - 1.55%
   20,000 Adelphia Communications Corp., Series B (a)                    280,000
--------------------------------------------------------------------------------
   28,250 CSC Holdings, Inc., Series M                                 3,001,563
--------------------------------------------------------------------------------
                                                                       3,281,563
--------------------------------------------------------------------------------
Satellite - 0.00%
    3,049 ICG Holdings, Inc. #(a)(c)                                           0
--------------------------------------------------------------------------------
Technology - 0.00%
    6,500 Inter Act Electronic Marketing, Inc. #(c)                            0
--------------------------------------------------------------------------------
Wireless Telecommunications - 0.70%
    4,750 Alamosa Holdings, Inc., Series B                             1,496,250
--------------------------------------------------------------------------------
Total Preferred Stocks (cost-$9,810,670)                               4,777,813
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)


NUMBER OF
 WARRANTS                                                                                     VALUE
----------------------------------------------------------------------------------------------------
Warrants (a) - 0.14%
----------------------------------------------------------------------------------------------------
Automotive Parts - 0.00%
    3,945 Hayes Lemmerz International, Inc., expires 06/03/06                              $   6,509
----------------------------------------------------------------------------------------------------
Broadband - 0.00%
    4,750 GT Group Telecom, Inc., expires 02/01/10 #**                                         1,187
----------------------------------------------------------------------------------------------------
    4,950 Pathnet, Inc., expires 04/15/08 #**(c)                                                   0
----------------------------------------------------------------------------------------------------
                                                                                               1,187
----------------------------------------------------------------------------------------------------
Building Products - 0.00%
    2,500 Dayton Superior Corp., expires 06/15/09 #**                                             25
----------------------------------------------------------------------------------------------------
Cable - 0.00%
    3,000 UIH Australia Pacific, Inc., expires 05/15/06 #**(c)                                     0
----------------------------------------------------------------------------------------------------
CLEC (Competitive Local Exchange Carrier) - 0.01%
    3,000 Knology Holdings, Inc., expires 10/22/07 #**(c)                                          0
----------------------------------------------------------------------------------------------------
   15,503 XO Communications, Inc., expires 01/16/10                                           19,828
----------------------------------------------------------------------------------------------------
                                                                                              19,828
----------------------------------------------------------------------------------------------------
Consumer Products - 0.00%
    3,250 Winsloew Furniture, Inc., expires 08/15/07 #**                                          33
----------------------------------------------------------------------------------------------------
Financial Services - 0.00%
      750 Arcadia Financial Ltd., expires 03/15/07 #(c)                                            8
----------------------------------------------------------------------------------------------------
Oil Equipment - 0.13%
    4,500 Key Energy Services, Inc., expires 01/15/09 **                                     279,000
----------------------------------------------------------------------------------------------------
Restaurants - 0.00%
       11 American Restaurant Group, Inc., Series B, expires 12/15/03 #(c)                         0
----------------------------------------------------------------------------------------------------
Technology - 0.00%
    6,500 Inter Act Electronic Marketing, Inc., expires 12/15/09 #(c)                              0
----------------------------------------------------------------------------------------------------
Utility - Electricity, Gas & Other - 0.00%
      800 Electronic Retailing Systems International, Inc., expires 02/01/04 #**(c)                8
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.00%
    3,000 Leap Wireless International, Inc., expires 04/15/10 #**(c)                               0
----------------------------------------------------------------------------------------------------
Total Warrants (cost-$506,690)                                                               306,598
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              15

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                          MATURITY    INTEREST
  (000)                                                            DATE        RATE          VALUE
--------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.98%
$   2,070 Repurchase Agreement dated 11/28/03 with State
          Street Bank & Trust Co., collateralized by
          $1,574,389 U.S. Treasury Notes, 3.625% to
          4.875% due 03/31/04 to 08/15/12 and
          $390,990 U.S. Treasury Bonds, 6.125% to
          7.250% due 08/15/22 to 11/15/27
          (value--$2,111,661); proceeds: $2,070,160
          (cost--$2,070,000)                                     12/01/03   0.930%       $2,070,000
--------------------------------------------------------------------------------------------------
Total Investments (cost-$338,797,505)--137.74%                                          292,323,636
--------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(37.74)%                                         (80,092,353)
--------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                    $212,231,283
--------------------------------------------------------------------------------------------------


#    Illiquid securities representing less than 0.005% of net assets.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)  Non-income producing security.

(b)  Bond interest in default.

(c) Security is being fair valued by a valuation committee under the direction of the board of directors.

(d) Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost-$338,797,505)       $292,323,636
--------------------------------------------------------------------------
Cash                                                               468,867
--------------------------------------------------------------------------
Interest receivable                                              8,377,081
--------------------------------------------------------------------------
Other assets                                                         4,650
==========================================================================
TOTAL ASSETS                                                   301,174,234
==========================================================================
Liabilities:
Bank loan payable                                               86,750,000
Payable for investments purchased                                1,817,500
Payable to investment manager and administrator                    170,383
Payable for interest on bank loan                                  111,771
Accrued expenses and other liabilities                              93,297
==========================================================================
TOTAL LIABILITIES                                               88,942,951
==========================================================================
Net Assets:
Capital stock - $0.001 par value; 200,000,000 shares
  authorized; 42,174,344 shares issued and outstanding         588,262,946
Undistributed net investment income                              1,475,091
Accumulated net realized loss from investment activities      (331,032,885)
Net unrealized depreciation of investments                     (46,473,869)
==========================================================================
NET ASSETS                                                    $212,231,283
==========================================================================
NET ASSET VALUE PER SHARE                                            $5.03
==========================================================================



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              17

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF OPERATIONS


                                                                      For the
                                                                 Six Months Ended
                                                                 November 30, 2003
                                                                    (unaudited)
----------------------------------------------------------------------------------
Investment income:
Interest                                                               $15,671,031
----------------------------------------------------------------------------------
Expenses:
Investment management and administration fees                            1,013,772
----------------------------------------------------------------------------------
Interest expense, loan commitment and other fees                           705,241
----------------------------------------------------------------------------------
Custody and accounting fees                                                 62,073
----------------------------------------------------------------------------------
Reports and notices to shareholders                                         46,317
----------------------------------------------------------------------------------
Professional fees                                                           40,625
----------------------------------------------------------------------------------
Transfer agency fees                                                         3,310
----------------------------------------------------------------------------------
Directors' fees                                                              1,454
----------------------------------------------------------------------------------
Other expenses                                                              44,928
----------------------------------------------------------------------------------
                                                                         1,917,720
----------------------------------------------------------------------------------
Net investment income                                                   13,753,311
----------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment
  activities:
Net realized loss from investment activities                            (5,151,044)
----------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                           15,301,419
----------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities             10,150,375
----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $23,903,686
==================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                             For the
                                                         Six Months Ended    For the Year
                                                        November 30, 2003        Ended
                                                           (unaudited)       May 31, 2003
-----------------------------------------------------------------------------------------
From operations:
Net investment income                                     $13,753,311        $27,229,548
-----------------------------------------------------------------------------------------
Net realized losses from investment activities             (5,151,044)       (68,472,739)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                              15,301,419         59,940,635
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       23,903,686         18,697,444
-----------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                     (12,278,220)       (27,230,240)
-----------------------------------------------------------------------------------------
Capital stock transactions:
Proceeds from shares issued for dividends reinvested        2,376,725          5,918,281
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      14,002,191         (2,614,515)
-----------------------------------------------------------------------------------------
Net assets:
Beginning of period                                       198,229,092        200,843,607
-----------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $1,475,091 and $0, respectively)             $212,231,283       $198,229,092
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              19

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CASH FLOWS


                                                                             For the
                                                                        Six Months Ended
                                                                        November 30, 2003
                                                                           (unaudited)
-----------------------------------------------------------------------------------------
Cash flows provided from (used for) operating
  activities:
Interest and dividends received                                              $16,022,976
-----------------------------------------------------------------------------------------
Operating expenses paid                                                       (1,219,126)
-----------------------------------------------------------------------------------------
Interest paid                                                                   (719,154)
-----------------------------------------------------------------------------------------
Purchase of short-term portfolio investments, net                               (128,000)
-----------------------------------------------------------------------------------------
Purchase of long-term portfolio investments                                  (89,096,704)
-----------------------------------------------------------------------------------------
Sale of long-term portfolio investments                                       75,486,576
-----------------------------------------------------------------------------------------
Net cash provided from operating activities                                      346,568
-----------------------------------------------------------------------------------------
Cash flows used for financing activities:
Dividends paid to shareholders                                                (9,901,495)
-----------------------------------------------------------------------------------------
Increase in bank loan payable                                                  9,000,000
-----------------------------------------------------------------------------------------
Net cash used for financing activities                                          (901,495)
-----------------------------------------------------------------------------------------
Net decrease in cash                                                            (554,927)
-----------------------------------------------------------------------------------------
Cash at beginning of period                                                    1,023,794
-----------------------------------------------------------------------------------------
Cash at end of period                                                           $468,867
-----------------------------------------------------------------------------------------
Reconciliation of net increase in net assets
  resulting from operations to net cash
  provided from operating activities:
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $23,903,686
-----------------------------------------------------------------------------------------
Increase in investments, at value                                            (22,891,651)
-----------------------------------------------------------------------------------------
Decrease in receivable for investments sold                                      937,909
-----------------------------------------------------------------------------------------
Increase in interest receivable                                                 (330,343)
-----------------------------------------------------------------------------------------
Decrease in other assets                                                          34,177
-----------------------------------------------------------------------------------------
Decrease in payable for investments purchased                                 (1,252,473)
-----------------------------------------------------------------------------------------
Increase in payable to investment manager and administrator                        5,793
-----------------------------------------------------------------------------------------
Decrease in payable for interest on bank loan                                     (6,336)
-----------------------------------------------------------------------------------------
Decrease in accrued expenses and other liabilities                               (54,194)
-----------------------------------------------------------------------------------------
Net cash provided from operating activities                                     $346,568
-----------------------------------------------------------------------------------------





                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed High Yield Plus Fund Inc. (the "Fund") was incorporated in Maryland on April 24, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:


VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the Fund's investment manager and administrator. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by a management committee under the direction of the Fund's board of directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value. All investments quoted in foreign


--------------------------------------------------------------------------------
                                                                              21

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


--------------------------------------------------------------------------------
22

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BORROWINGS

The Fund has a $150 million committed credit facility (the "Facility"). Under the terms of the Facility, the Fund borrows at the London Interbank Overnight Rate ("LIBOR") plus facility and administrative fees. In addition, the Fund pays a liquidity fee on the entire amount of the Facility. The Fund may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the Facility, the Fund has pledged assets in the amount of $254,117,800 on November 30, 2003 as collateral for the bank loan.

For the six months ended November 30, 2003, the Fund borrowed a daily average balance of $82,711,749 at a weighted average borrowing cost of approximately 1.68%.


CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region. In addition, the Fund's use of leverage creates greater volatility in the Fund's net asset value and market price of its shares.


INVESTMENT MANAGER AND ADMINISTRATOR, SUB-ADVISOR

The Board has approved an investment management and administration contract ("Management Contract") with UBS Global AM, under which UBS Global AM serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the Fund pays UBS Global AM an investment management and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.70% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage.

UBS Global AM has entered into a sub-advisory contract ("Sub-Advisory Contract") with UBS Global Asset Management (New York) Inc. pursuant to which UBS Global Asset Management (New York) Inc. serves as investment sub-advisor for the Fund. Under the Sub-Advisory Contract, UBS Global AM (not the Fund) is obligated to pay UBS Global Asset Management (New York) Inc. a fee, computed weekly and paid monthly, at the annual rate of 0.2375% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage. Effective December 31, 2003, UBS Global Asset Management (New York) Inc. no longer serves as the Fund's sub-advisor.


--------------------------------------------------------------------------------
                                                                              23

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CAPITAL STOCK

There are 200,000,000 shares of $0.001 par value capital stock authorized and 42,174,344 shares outstanding at November 30, 2003. Transactions in shares of common stock were as follows:

                                                          SHARES          AMOUNT
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003:
  Shares issued through Dividend Reinvestment Plan       485,276      $2,376,725
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MAY 31, 2003:
  Shares issued through Dividend Reinvestment Plan     1,333,068      $5,918,281
================================================================================


FEDERAL TAX STATUS

The components of net unrealized depreciation of investments at November 30, 2003 were as follows:

Gross appreciation (from investments having an
  excess of value over cost)                                       $ 21,502,619
--------------------------------------------------------------------------------
Gross depreciation (from investments having an
  excess of cost over value)                                        (67,976,488)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                         $(46,473,869)
================================================================================

For the six months ended November 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $87,315,409 and $74,545,021, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was ordinary income.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending May 31, 2004.

At May 31, 2003, the Fund had a net capital loss carryforward of $303,756,768. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire as follows: $531,918 in 2004; $1,037,133 in 2005; $13,100,516 in 2007; $50,099,935
in 2008; $71,221,921 in 2009; $71,854,329 in 2010; and $95,911,016 in 2011. The
capital loss carryforward includes $17,067,955 of capital losses from the acquisition of Managed High Yield Fund Inc. on June 2, 2000. These losses may be subject to annual


--------------------------------------------------------------------------------
24

MANAGED HIGH YIELD PLUS FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer $21,871,615 of net realized capital losses arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.















--------------------------------------------------------------------------------
                                                                              25

MANAGED HIGH YIELD PLUS FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                                            FOR THE
                                                                                                             PERIOD
                                      FOR THE SIX                                                           JUNE 26,
                                     MONTHS ENDED                                                            1998+
                                     NOVEMBER 30,               FOR THE YEARS ENDED MAY 31,                 THROUGH
                                         2003      -----------------------------------------------------    MAY 31,
                                      (UNAUDITED)      2003          2002         2001          2000          1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $4.75          $4.98         $6.99        $9.73        $12.35        $15.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                    0.32           0.66          0.96         1.07          1.48         1.42
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities                  0.25           (0.23)       (1.99)       (2.58)        (2.60)        (2.83)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                  0.57           0.43         (1.03)       (1.51)        (1.12)        (1.41)
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                 (0.29)         (0.66)       (0.98)       (1.23)        (1.50)        (1.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                                $5.03          $4.75         $4.98        $6.99         $9.73        $12.35
-------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD             $5.33          $5.04         $5.64        $7.65         $9.44        $12.31
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              12.17%          3.85%       (13.22)%      (5.55)%      (12.14)%       (9.37)%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $212,231      $198,229     $200,844      $270,823     $310,015      $388,929
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  including interest expense              1.85%*         2.20%        2.58%        3.11%         3.59%         3.02%*
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  excluding interest expense              1.17%*         1.23%        1.18%        1.07%         1.17%         1.15%*
-------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                     13.29%*        15.03%       17.22%       13.00%        12.74%        11.82%*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     27%            37%          40%          54%           66%           52%
-------------------------------------------------------------------------------------------------------------------
Asset coverage ++                       $3,446         $3,550       $3,131       $3,736        $3,844        $3,682
===================================================================================================================

+    Commencement of operations.

++   Per $1,000 of bank loans outstanding.

*    Annualized.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for periods of less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
26

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Managed High Yield Plus Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. The Fund's investment manager and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly-owned asset management subsidiary of UBS AG, which had over $58.5 billion in assets under management as of December 31, 2003.

An annual meeting of shareholders of the Fund was held on September 18, 2003. At the meeting, Margo N. Alexander, Brian M. Storms, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, Frederic V. Malek*, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. The shares were voted as indicated below:

                                                                         SHARES
                                                SHARES VOTED           WITHHOLD
 TO VOTE FOR OR AGAINST THE ELECTION OF:             FOR              AUTHORITY
-------------------------------------------------------------------------------
Margo N. Alexander                          38,123,989.5393        880,753.9534
-------------------------------------------------------------------------------
Richard Q. Armstrong                        38,170,081.5393        834,661.9534
-------------------------------------------------------------------------------
David J. Beaubien                           38,181,945.5393        822,797.9534
-------------------------------------------------------------------------------
Richard R. Burt                             38,168,367.5393        835,375.9534
-------------------------------------------------------------------------------
Meyer Feldberg                              38,155,468.5393        849,274.9534
-------------------------------------------------------------------------------
Frederic V. Malek                           38,163,680.5393        841,062.9534
-------------------------------------------------------------------------------
Carl W. Schafer                             38,168,280.5393        836,462.9534
-------------------------------------------------------------------------------
Brian M. Storms                             38,150,591.5393        854,151.9534
-------------------------------------------------------------------------------
William D. White                            38,169,157.5393        835,585.9534
-------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).


------------
*     Frederic V. Malek resigned as a director effective November 5, 2003.

--------------------------------------------------------------------------------
                                                                              27

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "HYF." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.


DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc., or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

The transfer agent will serve as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make any other distribution, the transfer agent, as agent for the participants, receives the cash payment. Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The transfer agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the NYSE or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share is equal to or less than the market price per share, plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the transfer agent will invest the dividend amount in newly issued shares


--------------------------------------------------------------------------------
28

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share (but in no event less than 95% of the then current market price per share) on the date the shares were issued. If, on the dividend payment date, the net asset value per share is greater than the market value per share, plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the transfer agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. The number of outstanding shares purchased with each distribution for a particular shareholder equals the result obtained by dividing the amount of the distribution payable to that shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market.

In the event of a market discount on the dividend payment date, the transfer agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but in no event more than 30 days after the dividend payment date (the "last purchase date"), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten business days. If, before the transfer agent has completed its open-market purchases, the market price of a share, plus estimated brokerage commissions, exceeds the net asset value per share, the average per share purchase price paid by the transfer agent may exceed the Fund's net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that, if the transfer agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the transfer agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last purchase date or the first day during the purchase period on which the net asset value per share equals or is less than the market price per share, plus estimated brokerage commissions. The transfer agent will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the transfer agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. There will be no charge to participants for reinvesting dividends. However, each


--------------------------------------------------------------------------------
                                                                              29

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (UNAUDITED)

participant will pay a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of shares in connection with the reinvestment of dividends. The automatic reinvestment of dividends in shares does not relieve participants of any income tax that may be payable on such dividends.

Shareholders who participate in the Plan may receive benefits not available to shareholders who do not participate in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash dividends they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive dividends in shares with a net asset value greater than the value of any cash dividends they would have received on their shares. However, there may be insufficient shares available in the market to distribute dividends in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------
30

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Directors

Brian M. Storms                     Richard R. Burt
Chairman
                                    Meyer Feldberg
Margo N. Alexander
                                    Carl W. Schafer
Richard Q. Armstrong

                                    William D. White
David J. Beaubien





Principal Officers

Joseph A. Varnas                    Paul H. Schubert
President                           Vice President and Treasurer

Amy R. Doberman                     W. Douglas Beck
Vice President and Secretary        Vice President

Investment Manager and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.


(C) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                   -------------
                                                                     Presorted
                                                                      Standard
                                                                     US Postage
                                                                        PAID
                                                                   Smithtown, NY
                                                                     Permit 700
                                                                   -------------



[UBS LOGO OMITTED]




   UBS GLOBAL ASSET MANAGEMENT (US) INC.
   51 West 52nd Street
   New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    February 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    February 6, 2004
         ----------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    February 6, 2004
         ----------------

                               Exhibit EX-99.CERT

                                 CERTIFICATIONS

I, Joseph A. Varnas, President of Managed High Yield Plus Fund Inc. certify that:

1.   I have reviewed this report on Form N-CSR of Managed High Yield Plus Fund
     Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    February 6, 2004
         ----------------

I, Paul H. Schubert, Treasurer of Managed High Yield Plus Fund Inc., certify that:

1.   I have reviewed this report on Form N-CSR of Managed High Yield Plus Fund
     Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    February 6, 2004
         ----------------

                                                           Exhibit EX-99.906CERT

    Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Subsections (a) and (b) of Section 1350, Chapter 63 of Title 18, United States
Code)


In connection with the attached report of Managed High Yield Plus Fund Inc. (the "Registrant") on Form N-CSR (the "Report"), each of the undersigned officers of the Registrant does hereby certify that, to the best of such officer's knowledge:

     1) the Report fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934, as amended;

     2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant as of, and for, the periods presented in the Report.


Dated:   February 6, 2004
         ----------------

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President


Dated:   February 6, 2004
         ----------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

This certification is being furnished solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.